Tax charge from continuing operations - Total tax charge by nature of expense from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (185)
Deferred tax attributable to shareholders	184
Tax (charge) credit attributable to shareholders' returns	(1)	£ (326)
Tax charge attributable to policyholders:
Tax charge attributable to policyholders	(220)	(43)
Total current tax charge	(239)
Total deferred tax credit	18
Total tax charge	(221)	(369)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(139)
Deferred tax attributable to shareholders	(49)
Tax (charge) credit attributable to shareholders' returns	(188)	(139)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(54)
Deferred tax attributable to policyholders	(166)
Tax charge attributable to policyholders	(220)	(43)
Operating segments | US
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(130)
Deferred tax attributable to shareholders	241
Tax (charge) credit attributable to shareholders' returns	111	(216)
Unallocated to a segment (central or other operations)
Tax charge attributable to shareholders:
Current tax attributable to shareholders	84
Deferred tax attributable to shareholders	(8)
Tax (charge) credit attributable to shareholders' returns	£ 76	£ 29